UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009
           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Charles W. Brown
        -------------------------
Title:  Vice President
        -------------------------
Phone:  248.258.9290
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Charles W. Brown                  Birmingham, MI                  1/31/2007
--------------------                  --------------                  ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           99
                                         -----------
Form 13F Information Table Value Total:     $115,921
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -----
ABBOTT LABS COM                COM              002824100     2880   59135 SH       SOLE              59135      0     0
AFFILIATED COMPUTER CL A       CL A             008190100      648   13275 SH       SOLE              13275      0     0
AFLAC INC COM                  COM              001055102     2953   64186 SH       SOLE              64186      0     0
ALTRIA GROUP INC               COM              02209s103     1667   19425 SH       SOLE              19425      0     0
AMERICAN EXPRESS CO COM        COM              025816109      837   13800 SH       SOLE              13800      0     0
AMERICAN INTL GROUP COM        COM              026874107     2765   38586 SH       SOLE              38586      0     0
AT&T INC COM                   COM              00206r102      650   18192 SH       DEFINED           12150      0  6042
AMERN PWR CONVERSION COM       COM              29066107       206    6740 SH       SOLE               6740      0     0
AMGEN INC COM                  COM              031162100     2614   38270 SH       SOLE              38270      0     0
APPLEBEES INTL INC COM         COM              037899101      647   26218 SH       SOLE              26218      0     0
APPLIED MATLS INC COM          COM              038222105     1383   74983 SH       SOLE              74983      0     0
AUTOMATIC DATA PROCESS COM     COM              053015103      720   14626 SH       SOLE              14626      0     0
BANK OF AMERICA                COM              060505104     1723   32275 SH       SOLE              32275      0     0
BAXTER INTL INC COM            COM              071813109      770   16600 SH       SOLE              16600      0     0
BIOMET INC COM                 COM              090613100      830   20100 SH       SOLE              20100      0     0
BP PLC SPONSORED ADR           ADR              055622104      548    6170 SH       DEFINED            4170   2000     0
CEDAR FAIR L P DEPOSITRY UNIT  LP               150185106      311   11176 SH       SOLE              11176      0     0
CENTURYTEL INC                 COM              156700106      539   12339 SH       SOLE              12339      0     0
CHEVRONTEXACO CORP COM         COM              166764100     2272   31604 SH       DEFINED           30904      0   700
CHURCH & DWIGHT INC COM        COM              171340102     2503   58676 SH       SOLE              58676      0     0
CIMAREX ENERGY CO COM          COM              171798101     1086   29750 SH       SOLE              29750      0     0
CITIGROUP INC COM              COM              172967101     1958   35144 SH       DEFINED           35143      0     1
COMERICA INC COM               COM              200340107      711   12114 SH       DEFINED            8894   3220  3220
CONSTELLATION BRANDS CL A      CL A             21036p108     3018  104000 SH       SOLE             104000      0     0
CVS CORP COM                   COM              126650100     2223   71930 SH       SOLE              71930      0     0
DANAHER CORP DEL COM           COM              235851102     2720   37545 SH       SOLE              37545      0     0
DENTSPLY INTL INC NEW COM      COM              249030107     1976   66202 SH       SOLE              66202      0     0
DIGITAL RIV INC COM            COM              25388b104      884   15850 SH       SOLE              15850      0     0
EMERSON ELEC CO COM            COM              291011104      440    9980 SH       SOLE               9980      0     0
EXELON CORP COM                COM              30161n101      246    3982 SH       DEFINED               0      0  3982
EXXON MOBIL CORP COM           COM              30231g102     2070   30842 SH       DEFINED           27008      0  3834
FIRST DATA CORP COM            COM              319963104      462   18120 SH       SOLE              18120      0     0
FORD MTR CO DEL COM PAR $0.01  COM              345370860      124   16478 SH       SOLE              16478      0     0
FORTUNE BRANDS INC COM         COM              349631101      318    3724 SH       DEFINED               0      0  3724
FRANKLIN ELEC INC COM          COM              353514102      382    7425 SH       SOLE               7425      0     0
FRANKLIN RES INC COM           COM              354613101      711    6451 SH       SOLE               6451      0     0
GALLAHER GROUP PLC SPONSORED   ADR              363595109      358    3982 SH       DEFINED               0      0  3982
ADR
GENERAL ELEC CO COM            COM              369604103     2657   71407 SH       DEFINED           68607      0  2800
GENWORTH FINL INC COM CL A     CL A             37247d106     2648   77397 SH       SOLE              77397      0     0
GRACO INC COM                  COM              384109104      796   20101 SH       SOLE              20101      0     0
HARLEY DAVIDSON INC COM        COM              412822108     1765   25040 SH       SOLE              25040      0     0
HEALTH CARE PPTY INVS COM      COM              421915109      317    8600 SH       SOLE               8600      0     0
HEALTH CARE REIT INC COM       COM              42217k106      553   12850 SH       SOLE              12850      0     0
HEALTHCARE RLTY TR COM         COM              421946104      569   14400 SH       SOLE              14400      0     0
HOSPIRA INC COM                COM              441060100      435   12969 SH       SOLE              12969      0     0
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      419    4568 SH       SOLE               4568      0     0
INDIA FD INC COM               ETF              454089103     1038   22612 SH       SOLE              22612      0     0
INTEL CORP COM                 COM              458140100      586   28941 SH       SOLE              28941      0     0
INTERNATIONAL BUS MACH COM     COM              459200101     1893   19485 SH       SOLE              19485      0     0
ISHARES INC MSCI JAPAN         ETF              464286848      594   41795 SH       SOLE              41795      0     0
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      217    1735 SH       SOLE               1735      0     0
ISHARES TR FTSE XNHUA IDX      ETF              464287184      790    7090 SH       SOLE               7090      0     0
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1488   20318 SH       SOLE              20318      0     0
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234      768    6730 SH       SOLE               6730      0     0
ISHARES TR RUSSELL MCP GR      ETF              464287234     1058   10266 SH       SOLE              10266      0     0
ISHARES TR RUSSELL MCP VL      ETF              464287473      590    4026 SH       SOLE               4026      0     0
ISHARES TR RUSSELL1000 GRW     ETF              464287614      327    5947 SH       SOLE               5947      0     0
ISHARES TR S&P LATIN AM 40     ETF              464287390      431    2535 SH       SOLE               2535      0     0
JOHNSON & JOHNSON COM          COM              478160104     3334   50493 SH       SOLE              50493      0     0
JOHNSON CTLS INC COM           COM              478366107      278    3241 SH       SOLE               3241      0     0
JONES APPAREL GROUP COM        COM              480074103      358   10700 SH       SOLE              10700      0     0
KIMBERLY CLARK CORP COM        COM              494368103      421    6200 SH       DEFINED            5600      0   600
KINDER MORGAN ENERGY UT LTD    LP               494550106     1151   24035 SH       SOLE              24035      0     0
PARTNER
LEGGETT & PLATT INC COM        COM              524660107     1495   62567 SH       DEFINED               0      0 62567
LINEAR TECHNOLOGY CORP COM     COM              535678106      255    8400 SH       SOLE               8400      0     0
LOWES COS INC COM              COM              548661107     1894   60807 SH       SOLE              60807      0     0
MAGNA INTL INC CL A            CL A             559222401      414    5142 SH       DEFINED               0      0  5142
MBT FINANCIAL CORP             COM              578877102     1400   91362 SH       SOLE              91362      0     0
MCDONALDS CORP COM             COM              580135101      705   15900 SH       SOLE              15900      0     0
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     1774   33202 SH       DEFINED           31900      0  1302
MEDTRONIC INC COM              COM              585055106     1518   28373 SH       SOLE              28373      0     0
MICROSOFT CORP COM             COM              594918104     2012   67367 SH       SOLE              67367      0     0
MONEYGRAM INTL INC COM         COM              60935y109      500   15951 SH       SOLE              15951      0     0
MORGAN J P CHASE CO INC COM    COM              46625h100      608   12580 SH       SOLE              12580      0     0
NASDAQ 100 TR UNIT SER 1       ETF              631100104      378    8750 SH       SOLE               8750      0     0
NOVARTIS A G SPONSORED ADR     ADR              66987v106      270    4700 SH       SOLE               4700      0     0
PACTIV CORP COM                COM              695257105      303    8500 SH       SOLE               8500      0     0
PENN WEST ENERGY TR TR UNIT    FUND             707885109      243    7960 SH       SOLE               7960      0     0
PEPSICO INC COM                COM              713448108     3451   55165 SH       DEFINED           53165   2000     0
PFIZER INC COM                 COM              717081103      304   11756 SH       SOLE              11756      0     0
PITNEY BOWES INC COM           COM              724479100      443    9581 SH       SOLE               9581      0     0
PROCTER & GAMBLE CO COM        COM              742718109     3511   54629 SH       DEFINED           45205      0  9424
QUALCOMM INC COM               COM              747525103      562   14875 SH       DEFINED           14875      0     0
SCHLUMBERGER LTD COM           COM              806857108      212    3349 SH       SOLE               3349      0     0
STRYKER CORP COM               COM              863667101     2155   39099 SH       SOLE              39099      0     0
SYSCO CORP COM                 COM              871829107     2274   61864 SH       SOLE              61864      0     0
T ROWE PRICE GROUP INC         COM              74144t108      983   22450 SH       SOLE              22450      0     0
UNITED PARCEL SERVICE CL B     CL B             911312106     2372   31629 SH       SOLE              31629      0     0
UNITED TECHNOLOGIES CP COM     COM              913017109     1937   30978 SH       SOLE              30978      0     0
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      621    7300 SH       SOLE               7300      0     0
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      897   17085 SH       SOLE              17085      0     0
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      630   16907 SH       DEFINED               0      0 16907
WACHOVIA CORP COM              COM              929903102      686   12050 SH       SOLE              12050      0     0
WAL MART STORES INC COM        COM              931142103      313    6782 SH       SOLE               6782      0     0
WALGREEN CO COM                COM              931422109     2719   59241 SH       DEFINED           55741   3500     0
WELLS FARGO & CO NEW COM       COM              949746101     3114   87571 SH       SOLE              87571      0     0
WESTERN UN CO COM              COM              959802109      338   15070 SH       SOLE              15070      0     0
WYETH                          COM              983024100      631   12400 SH       SOLE              12400      0     0
ZIMMER HLDGS INC COM           COM              98956p102     1365   17417 SH       SOLE              17417      0     0